Offerings	Feb. 05, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.005 per share
Maximum Aggregate Offering Price	$ 12,500,000
Amount of Registration Fee	$ 1,726.25
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, issuable to Placement Agent as Agents Shares
Maximum Aggregate Offering Price	$ 187,500
Amount of Registration Fee	$ 25.89
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, issuable to Placement Agent as Agents Shares
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	The proposed maximum aggregate offering price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants offered and sold in the offering (plus the aggregate exercise price of the Common Stock issuable upon exercise of the Pre-Funded Warrants).
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, issuable to Placement Agent as Agents Shares
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	The proposed maximum aggregate offering price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants offered and sold in the offering (plus the aggregate exercise price of the Common Stock issuable upon exercise of the Pre-Funded Warrants).
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Common Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Common Stock of the registrant underlying the Common Warrants are registered hereby, no separate registration fee is required with respect to the Common Warrants registered hereby.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of the Common Warrants
Maximum Aggregate Offering Price	$ 12,500,000
Amount of Registration Fee	$ 1,726.25